SOLAR PROJECTS SALE (Details Narrative)		1 Months Ended
	May 30, 2024 USD ($) GW MW	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Revenue and related share payable percentage	62.50%
Consideration payable	$ 19,400,000
Land Rights [Member]
Number of megawatt amount	$ 18,500,000
Number of megawatt | MW	5,000
Ready To Build [Member]
Number of megawatt | MW	3,000
Project Management Services Agreement [Member]
Deposits	$ 900,000
Project Management Services Agreement [Member] | Emergen [Member]
Business acquistion description	Emergen remits 62.5 % of amounts received to Energy Independent Partners LLC (“EIP”), an entity controlled by Cole Johnson, and retains 37.5%. Accordingly, $
Deposit	$ 600,000
Deposit assets remaining deferred	$ 400,000
Project Management Services Agreement [Member] | Bridgelink [Member]
Number of gigawatt | GW	2.425
Emergen Energy LLC [Member]
Project capacity | GW	12
Development fee percentage	62.50%
Development fee retained percentage	37.50%
Emergen Energy LLC [Member] | Greenfield Projects [Member]
Project capacity | GW	2.425
Consideration on sale of asset	$ 19,400,000
Deposits		$ 900,000	$ 400,000
[custom:MilestonePayments]	18,500,000
Milestone payments upon securing land rights	5,000
Milestone payments upon securing land rights	$ 3,000
Payments for deposits		$ 600,000